Sensitivities - Schedule of sensitivities on financial instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	1.00%	0.50%
Fair value change | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%	10.00%
Change in risk variable, impact on income statement	£ (60)	£ (55)
Change in risk variable, impact on net assets	£ (60)	£ (55)
Fair value change | Commodity contract derivative liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%	10.00%
Change in risk variable, impact on income statement	£ (8)	£ 20
Change in risk variable, impact on net assets	£ (8)	£ 20
Inflation, UK RPI change | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	1.00%	0.50%
Change in risk variable, impact on income statement	£ 35	£ 18
Change in risk variable, impact on other equity reserves	£ 0	£ 0
Interest rate risk | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	1.00%	0.50%
Change in risk variable, impact on income statement	£ 34	£ 41
Change in risk variable, impact on other equity reserves	£ 361	£ 134
Interest rate risk | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	1.00%	0.50%
Change in risk variable, impact on income statement	£ 14	£ 4
Change in risk variable, impact on other equity reserves	50	8
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, impact on net assets	£ 1,680	£ 1,670
Currency risk | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%	10.00%
Change in risk variable, impact on income statement	£ 51	£ 43
Change in risk variable, impact on other equity reserves	£ 291	£ 397
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%	10.00%
Increase in risk variable, impact on earnings	£ 49	£ 53
Increase in risk variable, impact on net assets	49	53
Decrease in risk variable, impact on earnings	(40)	(54)
Decrease in risk variable, impact on net assets	£ (40)	£ (54)